Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of the Major Related Parties and their Relationships
The table below sets forth the major related parties and their relationships with the Group as at December 31, 2020:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

Disclosure of Transactions Between Related Parties
For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note (i))	51	355	277
Online music services to the Company’s associates and associates of Tencent Group	18	40	206
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	63	21	213
Expenses
Operation expenses recharged by Tencent Group	589	752	1,082
Advertising agency cost to Tencent Group	207	231	440
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note (ii))	88	132	306
Other costs to the Company’s associates and associates of Tencent Group	14	25	48
Notes:

(i)	Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement.

(ii)
In March 2020 the Group signed a five-year strategic partnership with China Literature, a subsidiary of Tencent. Through this partnership arrangement, the Group was granted a global license to produce derivative content in the form of audiobooks of online literary works for which China Literature has the rights to or the license to adapt, and the rights to sublicense, as well as the ability to distribute existing audiobooks in China Literature’s portfolio.

Summary of Balance with Related Parties	Balances with related parties

		As at December 31,
	2019		2020
	RMB’million		RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,653		1,993
The Company’s associates and associates of Tencent Group	49		48
Included in prepayments, deposits and other assets from related parties:
Tencent Group	50		39
The Company’s associates and associates of Tencent Group	23		64
Included in accounts payable to related parties:
Tencent Group	215		763
The Company’s associates and associates of Tencent Group	15		37
Included in other payables and accruals to related parties:
Tencent Group	382		237
The Company’s associates and associates of Tencent Group	19		46

Disclosure of Information About Key Management Personnel

	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	64	65	62
Share-based compensation	223	233	205

	287	298	267